Statements of Changes in Equity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Beginning balance	$ 268,333
Foreign currency translation adjustments	(21,134)	$ (13,695)	$ (8,614)
Share-based compensation			753
Net income	10,132	(12,805)	$ (13,431)
Ending balance	$ 259,046	$ 268,333
Ordinary Shares
Beginning balance (in shares)	794,003,193	794,003,193	794,003,193
Ending Balance (in shares)	794,003,193	794,003,193	794,003,193
Additional paid-in capital
Share-based compensation			$ 753
Accumulated other comprehensive income
Foreign currency translation adjustments	$ (19,419)	$ (12,490)	(7,773)
Parent Company
Beginning balance	268,333	293,628	314,079
Foreign currency translation adjustments	(19,419)	(12,490)	(7,773)
Share-based compensation			753
Net income	10,132	(12,805)	(13,431)
Ending balance	$ 259,046	$ 268,333	$ 293,628
Parent Company | Ordinary Shares
Beginning balance (in shares)	794,003,193	794,003,193	794,003,193
Ending Balance (in shares)	794,003,193	794,003,193	794,003,193
Beginning balance	$ 16	$ 16	$ 16
Ending balance	16	16	16
Parent Company | Additional paid-in capital
Beginning balance	144,836	144,836	144,083
Share-based compensation			753
Ending balance	144,836	144,836	144,836
Parent Company | Accumulated other comprehensive income
Beginning balance	35,578	48,068	55,841
Foreign currency translation adjustments	(19,419)	(12,490)	(7,773)
Ending balance	16,159	35,578	48,068
Parent Company | Retained Earnings
Beginning balance	87,903	100,708	114,139
Net income	10,132	(12,805)	(13,431)
Ending balance	$ 98,035	$ 87,903	$ 100,708